Employee Benefits Expenses	12 Months Ended
Dec. 31, 2023
Employee Benefits Expenses [Abstract]
Employee benefits expenses
20.	Employee benefits expenses

(a)	Employee benefits expenses are made up as follow:

	2023	2022	2021
	S/(000)	S/(000)	S/(000)

Wages and salaries	162,252	165,530	138,675
Workers ‘profit sharing, note 12(b)	34,258	30,972	25,049
Social contributions	33,868	32,966	28,842
Legal bonuses	23,013	20,556	19,620
Vacations	22,226	18,481	18,032
Long-term incentive plan, note 12	7,632	8,272	9,763
Cessation payments	6,308	4,511	2,203
Training	1,332	2,307	1,408
Other	1,143	1,136	679
	292,032	284,731	244,271

(b)	Employee benefits expenses are allocated as follows:

	2023	2022	2021
	S/(000)	S/(000)	S/(000)

Cost of sales, note 17	125,318	125,683	113,513
Administrative expenses, note 18	125,072	116,748	96,891
Selling and distribution expenses, note 19	41,642	42,300	33,867
	292,032	284,731	244,271